Restatement-Accounting for Income Taxes	12 Months Ended
Jan. 28, 2012
Restatement-Accounting for Income Taxes
Restatement-Accounting for Income Taxes

Note 2. Restatement—Accounting for Income Taxes

During fiscal 2009, we recorded a $5 million adjustment to a state deferred tax liability pool. In fiscal 2010, we identified that the 2009 adjustment was made in error, and we reversed the adjustment and disclosed the correction in our Consolidated Financial Statements. As result of this adjustment, the Provision for income taxes in the Consolidated Statements of Operations was understated in fiscal 2009 and overstated in fiscal 2010 by $5 million, which we concluded was not material to the Consolidated Financial Statements.

In response to this error, we performed a detailed re-examination of our deferred income tax pools. With the exception of the deferred pool for property and equipment, we completed this re-examination in fiscal 2010 noting no additional errors. The re-examination of the deferred pool for property and equipment was completed during the fourth quarter of fiscal 2011. In connection with these procedures, we performed detailed reconciliations of the deferred tax pool for property and equipment for each of the last five years and identified errors in the manners in which we were tracking deferred taxes for property and equipment and the underlying differences between book and tax basis. Consequently, we concluded that the ending deferred tax liability for property and equipment was overstated by $8 million in each period since at least February 2, 2008 through January 29, 2011. We have corrected this error by restating our Consolidated Financial Statements, which increased noncurrent Deferred income tax assets and Total assets and decreased Total stockholders’ deficit for each respective period. This correction had no impact on our Statements of Operations. Our restatement also includes the correction of the $5 million state deferred tax liability error identified in fiscal 2010, the effects of which were previously considered immaterial to each respective period and the correction of an error related to our currency translation deferred pool for $1 million in fiscal 2009. The effect of the restatement had no impact on reported net cash flows or income before taxes in any periods. We have also recorded reclassifications to properly adjust the noncurrent portion of our deferred taxes from current Deferred tax assets to noncurrent Deferred tax assets as of January 29, 2011.

The tables below provide a reconciliation of certain line items affected within our Consolidated Statements of Operations and our Consolidated Statements of Cash Flows for fiscal 2010 and fiscal 2009, as well as our Consolidated Balance sheet as of January 29, 2011, from amounts previously reported to the restated amounts:

	Statement of Operations Fiscal 2010
	As Reported	State Deferred Tax Adjustment	As Restated
	(In millions)
Provision for income taxes	$51	$(5)	$46
Net income	98	5	103

	Statement of Operations Fiscal 2009
	As Reported	State Deferred Tax Adjustment	Currency Translation Deferred Tax Adjustment	As Restated
	(In millions)
Provision for income taxes	$50	$5	(1)	$54
Net income	107	(5)	1	103

	Balance Sheet For the year ended January 29, 2011
	As Reported	Fixed Asset Deferred Tax Adjustment	Currency Translation Deferred Tax Adjustment	Reclassification Adjustments	As Restated
	(In millions)
Deferred income taxes asset (current)	$56	$—	$4	$(8)	$52
Total current assets	1,275	—	4	(8)	1,271
Deferred income taxes asset (noncurrent)	18	8	(2)	8	32
Total assets	1,770	8	2	—	1,780
Accumulated deficit	(2,726)	8	2	—	(2,716)
Total stockholders’ deficit	(2,664)	8	2	—	(2,654)

	Cash Flow Data Fiscal 2010
	As Reported	Fixed Asset Deferred Tax Adjustment	As Restated
	(In millions)
Operating Activities:
Net income	$98	$5	$103
Deferred income taxes	(23)	(5)	(28)

	Cash Flow Data Fiscal 2009
	As Reported	Fixed Asset Deferred Tax Adjustment	Currency Translation Deferred Tax Adjustment	As Restated
	(In millions)
Operating Activities:
Net income	$107	$(5)	1	$103
Deferred income taxes	(4)	5	(1)	—